CAPITAL STRUCTURE AND FINANCIAL ITEMS (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Share Capital

DKK million	A share capital	B share capital	Total share capital

Development in share capital:
Share capital 2013	107	443	550
Cancelled in 2014	—	(20)	(20)
Cancelled in 2015	—	(10)	(10)
Cancelled in 2016	—	(10)	(10)

Share capital at the beginning of the year	107	403	510
Cancelled in 2017	—	(10)	(10)
Share capital at the end of the year	107	393	500

Treasury Shares

				2017	2016
	Market value, DKK million	As % of share capital before cancellation	As % of share capital after cancellation	Number of B shares of DKK 0.20 (million)	Number of B shares of DKK 0.20 (million)

Holding at the beginning of the year	11,631	1.8%		46	52
Cancellation of treasury shares	(12,735)	(2.0%)		(50)	(50)
Transfer regarding restricted stock units	(152)			—	(4)
Purchase during the year	16,845			60	48
Value adjustment	2,990			—	—

Holding at the end of the year	18,579		2.2%	56	46

Cash Distribution to Shareholders

DKK million	2017	2016	2015

Interim dividend for the year	7,396	7,600	—
Dividend for prior year	11,448	16,230	12,905
Share repurchases for the year	16,845	15,057	17,196

Total	35,689	38,887	30,101

Earnings Per Share

DKK million		2017	2016	2015
Net profit for the year		38,130	37,925	34,860

Average number of shares outstanding	in 1,000 shares	2,473,218	2,529,945	2,571,219
Dilutive effect of average outstanding share pool[1]	in 1,000 shares	4,875	4,784	6,479
Average number of shares outstanding, including dilutive effect of outstanding share pool	in 1,000 shares	2,478,093	2,534,729	2,577,698

Basic earnings per share	DKK	15.42	14.99	13.56
Diluted earnings per share	DKK	15.39	14.96	13.52

1.	For further information on the outstanding share pool, please refer to note 5.1.

Financial Risks

Type	Financial risk

Foreign exchange risk	High
Interest rate risk	Low
Liquidity risk	Low
Credit risk	Low

Financial Contracts
The financial contracts existing at year-end cover the expected future cash flow for the following number of months:

	2017	2016

USD	12 months	12 months
CNY[1]	6 months	9 months
JPY	12 months	14 months
GBP	13 months	12 months
CAD	11 months	11 months

1. Chinese yuan traded offshore (CNH) is used when hedging Novo Nordisk’s CNY currency exposure.

Key Currencies
KEY CURRENCIES

Exchange rate DKK per 100	2017	2016	2015

USD
Average	660	673	673
Year-end	621	706	683
Year-end change	(12.0%)	3.4%	11.6%

CNY
Average	98	101	107
Year-end	95	102	105
Year-end change	(6.9%)	(2.9%)	6.1%

JPY
Average	5.88	6.21	5.56
Year-end	5.51	6.03	5.67
Year-end change	(8.6%)	6.3%	10.7%

GBP
Average	849	911	1,028
Year-end	839	869	1,011
Year-end change	(3.5%)	(14.0%)	6.2%

CAD
Average	508	508	527
Year-end	495	524	492
Year-end change	(5.5%)	6.5%	(6.6%)

Foreign Exchange Sensitivity Analysis
A 5% immediate increase/decrease in the following currencies would impact Novo Nordisk’s operating profit as outlined in the table below:

	Estimated for
DKK million	2018	2017

USD	1,900	2,100
CNY	325	320
JPY	170	200
GBP	90	90
CAD	80	80

At year-end, a 5% increase/decrease in all other currencies versus EUR and DKK would affect the hedging instruments’ impact on Other comprehensive income and the Income statement as outlined in the table below:

DKK million	5% increase in all other currencies against DKK and EUR	5% decrease in all other currencies against DKK and EUR

2017
Other comprehensive income	(1,994)	2,098
Income statement	210	(255)

Total	(1,784)	1,843

2016
Other comprehensive income	(2,477)	2,478
Income statement	94	(89)

Total	(2,383)	2,389

Credit Exposure

DKK million	Cash at bank	Marketable securities[1]	Derivative financial instruments	Total

2017
AA-range	12,369		935	13,304
A-range	5,967		1,369	7,336
BBB-range	438			438
Not rated or below BBB-range	78			78

Total	18,852	—	2,304	21,156

2016
AAA-range		2,007		2,007
AA-range	12,442		309	12,751
A-range	5,971		220	6,191
BBB-range	83			83
Not rated or below BBB-range	194	2		196

Total	18,690	2,009	529	21,228

1. Net yield on the bond portfolio in 2016 was -0.05%.

Derecognised Receivables	At year-end, the Group had derecognised receivables without recourse having due dates after 31 December amounting to:

DKK million	2017	2016	2015

US	3,328	2,754	945
Japan	2,024	2,259	1,899

Hedging Activities

HEDGING ACTIVITIES	2017			2016
DKK million	Contract amount at year-end	Positive fair value at year-end	Negative fair value at year-end	Contract amount at year-end	Positive fair value at year-end	Negative fair value at year-end

Forward contracts USD	33,273	1,664	8	36,579	16	2,081
Forward contracts CNH, JPY, GBP and other currencies	7,677	222	37	10,070	199	110

Forward contracts, cash flow hedges	40,950	1,886	45	46,649	215	2,191

Currency options USD	2,152	180	—	588	50	—
Currency options JPY	112	6	—	190	11	—

Currency options, cash flow hedges[1]	2,264	186	—	778	61	—

Forward contracts USD	11,519	260	239	9,953	223	300
Forward contracts CNH, JPY, GBP and other currencies	2,680	120	25	3,087	79	87

Forward contracts, fair value hedges	14,199	380	264	13,040	302	387
Time value of currency options (hedge accounting not applied)	—	34	—	—	2	—
Currency options GBP (hedge accounting not applied)	125	1	—
Total hedging activities	57,538	2,487	309	60,467	580	2,578

Recognised in the Income statement		415	264		304	387
Recognised in Other comprehensive income[2]		2,072	45		276	2,191

Presented in the Balance sheet as:
Derivative financial instruments (current assets/liabilities)		2,304	309		529	2,578
Cash at bank		183			51

1.	Includes expired currency options of DKK 183 million deferred for realisation in 2018.

2.
Realisation in 2017 of previously deferred loss amounts to DKK 1,955 million (DKK 1,915 million adjusted for DKK 40 million to be realised in 2018). Furthermore, an additional gain of DKK 1,987 million (DKK 2,027 million adjusted for DKK 40 million from prior years) as of 31 December 2017 has been deferred for realisation in 2018.

Expected Timing of Income Statement Impact
The above financial contracts regarding cash flow hedging are expected to impact the Income statement within the periods shown below. The split is based on an estimate of when the cash flow hedges are expected to be reclassified to fair value hedges with the fair value then being transferred to Financial income or Financial expenses. The cash flow impact is an immediate consequence of the reclassification.

	2017		2016
DKK million	Positive fair value at year-end	Negative fair value at year-end	Positive fair value at year-end	Negative fair value at year-end

Expected timing of Income statement impact

0–12 months	2,072	45	236	2,191
More than 12 months	—	—	40	—

Total cash flow hedges for which hedge accounting is applied	2,072	45	276	2,191

Cash and Cash Equivalents and Financial Resources

DKK million	2017	2016	2015
CASH AND CASH EQUIVALENTS
Cash at bank (note 4.2)	18,852	18,690	16,923
Current debt (bank overdrafts)	(1,694)	(229)	(1,073)

Cash and cash equivalents	17,158	18,461	15,850
FINANCIAL RESOURCES
Cash and cash equivalents	17,158	18,461	15,850
Marketable securities (note 4.2)	—	2,009	3,542
Undrawn committed credit facility[1]	8,190	8,178	8,209

Financial resources[2]	25,348	28,648	27,601

1.
The undrawn committed credit facility in 2017 is a EUR 1,100 million facility (EUR 1,100 million in 2016 and EUR 1,100 million in 2015) committed by a portfolio of international banks. The facility matures in 2019.

2.	Additional non-IFRS measure; please refer to pp 96-97 for definition.

Free Cash Flow
FREE CASH FLOW

DKK million	2017	2016	2015

Net cash generated from operating activities	41,168	48,314	38,287
Net cash used in investing activities	(6,571)	(6,790)	(6,098)
Net purchase of marketable securities	(2,009)	(1,533)	2,033

Free cash flow[3]	32,588	39,991	34,222

3.	Additional non-IFRS measure; please refer to pp 96-97 for definition.

Change in Working Capital
CHANGE IN WORKING CAPITAL

DKK million	2017	2016	2015

Inventories	(1,032)	(1,583)	(1,401)
Trade receivables	69	(4,749)	(2,444)
Other receivables and prepayments	(17)	(154)	493
Trade payables	(401)	1,084	(23)
Other liabilities	265	1,526	1,604
Adjustment for payables related to non-current assets	(1,143)	—	—
Adjustment for the partial divestment of NNIT A/S	—	—	(207)

Change in working capital before exchange rate adjustments	(2,259)	(3,876)	(1,978)
Exchange rate adjustments	(1,375)	168	(179)
Cash flow change in working capital	(3,634)	(3,708)	(2,157)

Other Non-Cash Items
OTHER NON-CASH ITEMS

DKK million	2017	2016	2015

Reversals of non-cash income statement items
Interest income and interest expenses, net (note 4.8)	21	13	11
Capital gain/(loss) on investments etc (note 4.8)	25	(16)	(15)
Result of associated company (note 4.8)	(14)	(24)	(14)
Share-based payment costs (note 5.1)	292	368	442

Changes in non-cash balance sheet items
Increase/(decrease) in provisions (note 3.6)	226	4,007	6,193
Increase/(decrease) in retirement benefit obligations (note 3.5)	(115)	265	155
Remeasurements of retirement benefit obligations (note 3.5)	103	(205)	(37)

Other adjustments
Exchange rate adjustments on working capital (note 4.5)	1,375	(168)	179
Other, primarily exchange rate adjustments	114	(358)	(1,006)

Total other non-cash items	2,027	3,882	5,908

Financial Assets
FINANCIAL ASSETS BY CATEGORY

DKK million	Available- for-sale financial assets at fair value	Financial assets measured at fair value through the Income statement	Loans and receivables	Cash and cash equivalents	Total

2017
Other financial assets	411		567		978
Trade receivables (note 3.4)			20,165		20,165
Other receivables			2,428		2,428
- less prepayments and VAT receivables			(1,613)		(1,613)
Derivative financial instruments (note 4.3)		2,304			2,304
Cash at bank (note 4.4)				18,852	18,852

Total financial assets at the end of the year by category[1]	411	2,304	21,547	18,852	43,114
Total financial assets at the end of the year by category, 2016	2,708	529	21,750	18,690	43,677

1. Financial assets are all due within one year except for DKK 30 million due in 2019.

Financial Liabilities
FINANCIAL LIABILITIES BY CATEGORY

DKK million	Financial liabilities measured at fair value through the Income statement	Financial liabilities measured at amortised cost	Total

2017
Current debt (note 4.4)		1,694	1,694
Trade payables		5,610	5,610
Other liabilities (note 3.7)		14,446	14,446
- less VAT and duties payable (note 3.7)		(1,182)	(1,182)
Derivative financial instruments (note 4.3)	309		309

Total financial liabilities at the end of the year by category[2]	309	20,568	20,877
Total financial assets at the end of the year by category, 2016	2,578	19,349	21,927

2. All financial liabilities are due within one year except for DKK 1 million due in 2019.

Fair Value Measurement Hierarchy
FAIR VALUE MEASUREMENT HIERARCHY

DKK million	2017	2016

Active market data	338	2,675
Directly or indirectly observable market data	2,304	529
Not based on observable market data	73	33

Total financial assets at fair value	2,715	3,237

Active market data	—	—
Directly or indirectly observable market data	309	2,578
Not based on observable market data	—	—

Total financial liabilities at fair value	309	2,578

Financial Income	FINANCIAL INCOME

DKK million	2017	2016	2015

Interest income	69	52	56
Foreign exchange gain (net)[1]	1,163	—	—
Capital gain on investments etc	—	16	15
Result of associated company[2]	14	24	14

Total financial income	1,246	92	85

Financial Expenses
FINANCIAL EXPENSES

DKK million	2017	2016	2015

Interest expenses	90	65	67
Foreign exchange loss (net)[1]	—	335	504
Financial loss from forward contracts (net)	1,346	158	5,232
Financial loss from currency options (net)	4	83	162
Capital loss on investments etc	25	—	—
Other financial expenses	68	85	81

Total financial expenses	1,533	726	6,046

1.	Primarily related to Trade receivables, Other receivables and Trade payables.

2.
Based on the share price as of 31 December 2017, the market value of the investment in NNIT A/S (corresponding to 26% of the share capital) amounts to DKK 1,109 million (DKK 1,364 million at 31 December 2016 and DKK 1,186 million at 31 December 2015).

Financial Impact From Forward Contracts and Currency Options, Specified
FINANCIAL IMPACT FROM FORWARD CONTRACTS AND CURRENCY OPTIONS, SPECIFIED

DKK million	2017	2016	2015

Forward contracts
Income/(loss) transferred from Other comprehensive income	(2,016)	(705)	(2,237)
Value adjustment of transferred contracts	2,477	62	(3,212)
Unrealised fair value adjustments of forward contracts	116	(85)	(412)
Foreign exchange gain/(loss) on forward contracts	(1,923)	570	629

Financial income/(expense) from forward contracts	(1,346)	(158)	(5,232)

Currency options
Realised income/(loss) transferred from Other comprehensive income	61	23	21
Value adjustment of transferred options	(9)	—	(12)
Foreign exchange gain/(loss) on currency options	(56)	(106)	(171)

Financial income/(expense) from currency options	(4)	(83)	(162)